RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Jan. 26, 2022	Dec. 31, 2024	Dec. 31, 2023	Feb. 02, 2024	Dec. 01, 2020
Related Party Transaction [Line Items]
Paid-in-kind interest		$ 81,072	$ 80,851
Interest payable		305,545
Interest payable - related party		3,128,768	2,680,236
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Repayment of related party debt	$ 40,000
Outstanding notes balance		1,617,000	1,617,000
Accrued expense				$ 90,000
Paid-in-kind interest		81,072	80,851
Accured interest payable		57,832	56,050
Interest payable		304,545	246,714
Chief Executive Officer [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Loans received					$ 1,657,000
Loans interest percentage					3.00%
Related Party [Member]
Related Party Transaction [Line Items]
Interest payable - related party		3,128,768	2,680,236
Accounts payable - related party		296,154	388,001
Accrued expenses - related party		3,958,264	3,516,411
Accounts payable and accrued expenses - related party		7,383,186	6,584,648
Royalty agreement payable - related party		65,292	65,292
Related Party [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts payable - related party		361,446	388,001
Senior Staff [Member]
Related Party Transaction [Line Items]
Accrued expenses - related party		$ 3,958,264	$ 3,516,411